Commitments and contingencies - Schedule of Commitments and Contingencies (Detail) $ in Thousands	Mar. 31, 2022 USD ($)
2022 (remaining three months)	$ 33
2023	134
2024	138
2025	46
2026	0
Thereafter	0
Future Minimum Payments	$ 351